LOSS PER SHARE	3 Months Ended	12 Months Ended
	May 31, 2026	Feb. 28, 2026
Earnings Per Share [Abstract]
LOSS PER SHARE

14. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	May 31, 2026	May 31, 2025
Numerator:
Net loss available to common shareholders	$(5,715,838)	$(4,594,018)

Effect of common stock equivalents
Less: dividends to C preferred shareholders	(110,860)	(12,073)
Net loss adjusted for common stock equivalents	(5,826,698)	(4,606,091)

Denominator:
Weighted average shares – basic	325,956,059	155,176,712

Net loss per share – basic	$(0.02)	$(0.03)

Denominator:
Weighted average shares – diluted	325,956,059	155,176,712

Net loss per share – diluted	$(0.02)	$(0.03)

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The anti-dilutive shares of common stock equivalents for the three months ended May 31, 2026 and 2025 were as follows:

	For the Three Months Ended
	May 31, 2026	May 31, 2025
Convertible or exchangeable debt	3,173,350,733	-
Convertible Series F Preferred Shares	1,340,264,933	586,412,155
Convertible Redeemable Series C Preferred Shares	30,948,471	2,958,264
Stock options and warrants	2,202,121	2,261,775
Total	4,546,766,258	591,632,194

13. LOSS PER SHARE

The net loss per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 28,
	2026	2025
Numerator:
Net loss available to common shareholders	$(14,510,251)	$(18,935,592)

Effect of common stock equivalents
Less redemption dividend to Series F and Series B preferred shareholders	(114,561)	(423,476)
Net loss adjusted for common stock equivalents	(14,624,812)	(19,358,968)

Denominator:
Weighted average shares - basic	202,908,578	116,476,733

Net loss per share – basic	$(0.07)	$(0.16)

Denominator:
Weighted average shares – diluted	202,908,578	116,476,733

Net loss per share – diluted	$(0.07)	$(0.16)

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2026 and February 28, 2025 were as follows:

	For the Year Ended
	February 28,	February 28,
	2026	2025
Convertible Series F Preferred Shares	924,161,175	497,229,655
Convertible Series C Preferred Shares	22,830,847	1,718,308
Convertible and exchangeable debt	1,095,380,027	—
Stock options and warrants	2,202,121	2,294,996
Total	2,044,574,170	501,242,959

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS